SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS GNMA Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Hyun Lee, CFA, Lead Portfolio Manager Real Estate. Portfolio Manager of the fund. Began managing the fund in 2023.
Bob Mogalapu, CFA, Portfolio Manager. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
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Portfolio Manager / Structured Finance Sector Head: New York.
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BS in Computer Science, Rutgers College.
Hyun Lee, CFA, Lead Portfolio Manager Real Estate. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2022 with 21 years of industry experience. Prior to his current role, he served as Portfolio Manager at Lord Abbett, managing residential MBS, US inflation and rates products.
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Lead Portfolio Manager Fixed Income: New York.
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BA and MA in Economics, University of Chicago.
Bob Mogalapu, CFA, Portfolio Manager. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2022 with seven years of industry experience. Previously worked at Cherryhill Mortgage Investments in the mortgage backed securities portfolio department. Also previously worked at Hilltop Securities and Nomura Securities, in the mortgage orientation and market risk divisions, respectively.
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Portfolio Manager: New York.
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MS in Engineering, The Ohio State University; BTech in Engineering, Indian Institute of Technology.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-37